Award Timing Disclosure	12 Months Ended
Aug. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee typically approves annual equity award grants during the regularly scheduled meeting held in the first quarter of the fiscal year, with a grant date of two business days after the conclusion of the meeting. The grant date practice was adopted to allow for the prior disclosure of material nonpublic information, if any, that may be approved by the Board at such meeting. Awards may also be granted outside of this schedule in other limited circumstances, such as the commencement of employment or internal promotion. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates. In fiscal year 2025, the Compensation Committee did not grant stock options to any NEO during the period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, Form 10-Q or Form 8-K that discloses material non-public information.

Award Timing Method	The grant date practice was adopted to allow for the prior disclosure of material nonpublic information, if any, that may be approved by the Board at such meeting. Awards may also be granted outside of this schedule in other limited circumstances, such as the commencement of employment or internal promotion. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	true